UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]:     Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Invesco Private Capital, Inc.
Address:          1555 Peachtree Street, N.E.
                  Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani           Atlanta, GA           04/23/2013
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     1,015,166 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.(IPC)
1       028-13083                WL Ross & Co. LLC (WL ROSS)


SECURITY                 TITILE          CUSIP    MARKET    PAR    SH/ PUT/ INVEST-    OTHER     VOTING   VOTING  VOTING
DESCRIPTION              OF                       VALUE     VALUE  PRN CALL MENT       MNGRS     SOLE     SHARED  NONE
                         CLASS                    THOUSANDS                 DISCRETION
Assured Guaranty Ltd.    Common         G0585R106   282257 19835370          DEFINED    WL ROSS  19835370      0    0
Bankunited Inc.          Common         06652K103   335344 13721131          DEFINED    WL ROSS  13721131      0    0
Cascade Bancorp          Common         147154207    71794 11468750          DEFINED    WL ROSS  11468750      0    0
Exco Resources Inc.      Common         269279402   213283 31504077          DEFINED    WL ROSS  31504077      0    0
Sun Bancorp Inc.         Common         86663B102    75329 21279241          DEFINED    WL ROSS  21279241      0    0
Callidus Software, Inc.  Common         13123E500     6680  1471406          DEFINED    IPC       1471406      0    0
Cyclacel Pharmaceuticals Common         23254L108      705   116316          DEFINED    IPC        116316      0    0
Harmonic, Inc.           Common         413160102     3138   618846          DEFINED    IPC        618846      0    0
Zynga Inc.               Common         98986T108     2442  1034646          DEFINED    IPC       1034646      0    0
ZipRealty                Common         98974V107       34    12282          DEFINED    IPC         12282      0    0
Infinera, Inc.           Common         45667G103      269    46275          DEFINED    IPC         46275      0    0
MetroPCS                 Common         591708102      994   100000          DEFINED    IPC        100000      0    0
Groupon, Inc.            Common         399473107       59    12099          DEFINED    IPC         12099      0    0
E2open, Inc.             Common         29788A104    18744  1323700          DEFINED    IPC       1323700      0    0
Facebook                 Common         303037102     4095   153819          DEFINED    IPC        153819      0    0

Grand Total(in Thousands)                          1015166
Total Count                                             15
